S000058873 [Member] Expense Example, No Redemption - S000058873 [Member] - C000193050 [Member]	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 104
Expense Example, No Redemption, 3 Years	329
Expense Example, No Redemption, 5 Years	572
Expense Example, No Redemption, 10 Years	$ 1,269